RIGHT-OF-USE ASSETS	12 Months Ended
Mar. 31, 2026
RIGHT-OF-USE ASSETS

13.	RIGHT-OF-USE ASSETS

Leased properties
HK$
COST
At April 1, 2024, March 31, 2025 and April 1, 2025	678,050
Derecognition upon expiry of lease	(678,050)
Addition	624,735

At March 31, 2026	624,735

DEPRECIATION
At April 1, 2024	282,521
Provided for the year	226,017

At March 31, 2025	508,538
Provided for the year	221,574
Derecognition upon expiry of lease	(678,050)

At March 31, 2026	52,062

CARRYING VALUES
At March 31, 2026	572,673

At March 31, 2025	169,512

At March 31, 2024	395,529

On January 1, 2026, the Group commenced an office lease in Hong Kong. The lease term is for 36 months and ends on December 31, 2028. The monthly base rent is HK$18,500.

For the year ended March 31, 2026, one lease contract expired (2025: Nil).

For the year ended March 31, 2026, except for the abovementioned office lease, the Group has no other addition lease contracts (2025: Nil).

For the year ended March 31, 2026, no lease contract was terminated (2025: Nil).

Right-of-use assets in which the Group is reasonably certain to obtain ownership of the underlying leased assets at the end of the lease term is depreciated from commencement date to the end of the useful life. The remaining right-of-use assets are depreciated on a straight-line basis over the terms of the leases.

The total cash outflow for leases is HK$229,200 (2025:HK$231,600 and 2024: HK$447,600). The Group also had non-cash additions to right-of-use assets and lease liabilities of HK$624,735 for the year ended March 31, 2026 (2025: Nil).

The lease agreements do not impose any extension or termination options which are exercisable only by the Group and not by the respective lessors.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)

13.	RIGHT-OF-USE ASSETS – continued

As at March 31, 2026 and 2025, the Group does not provide residual value guarantees in relation to leases arrangement. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor.

As at March 31, 2026 and 2025 the Group has no leases that are committed but not yet commenced. The maturity of lease liabilities is presented in note 20.